RECEIVABLES, NET - NON CURRENT AND CURRENT (Non-current Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Receivables, net [Abstract]
Receivables with related parties (Notes 26 and 14 (b))	$ 151,388	$ 126,859
Employee advances and loans	2,425	4,171
Advances to suppliers for the purchase of property, plant and equipment	74,741	27,734
Advances to suppliers for the purchase of property, plant and equipment with related parties (Note 26)	7,493	3,252
Other receivables (Note 3 (c) (iii))	264,683	311,394
Tax credits	146,711	202,853
Others	2,006	1,036
Receivables, net – Non-current	$ 649,447	$ 677,299